Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
11
– SUBSEQUENT EVENTS

On
January
13,
2017,
the Company announced the pricing of a firm commitment underwritten public offering of
1,750,000
Units at an offering price of
$2.25
per Unit, with each Unit consisting of
one
share of the Company’s Common Stock and
0.2
of a Series D Warrant, with each whole Series D Warrant purchasing one
share of our common stock at an exercise price of
$2.25
per whole share. The shares of Common Stock and the Series D Warrants are immediately separable and will be issued separately. Gross proceeds to the Company from the offering was approximately
$3,937,500
before deducting underwriting discounts and commissions and other estimated offering expenses payable by the Company. The Company has granted the underwriter a
45
-day option to purchase an additional (i) up to
175,000
additional shares of common stock at the public offering price per unit less the price per warrant included in the unit and less the underwriting discount and/or (ii) additional warrants to purchase up to
35,000
additional shares of common stock at a purchase price of
$0.01
per warrant to cover over-allotments, if any. The offering closed on
January
19,
2017.
The underwriter exercised this option, and on
February
22,
2017,
the Company received gross proceeds of approximately
$358,312.

On
January
31,
2017,
the Company filed an
8
-K announcing that the Company completed an underwritten public offering for gross proceeds of
$3,937,500
on
January
19,
2017.
As a result of this public offering, the Company believes that its shareholders’ equity now exceeds
$2.5
million as of the date of this filing. On
February
15,
2017,
the Company received confirmation from Nasdaq that it now exceeds all applicable requirements for continued listing and is in compliance.